Public Offering - Additional Information (Detail) - $ / shares		1 Months Ended	2 Months Ended	5 Months Ended
	Jun. 30, 2020	May 01, 2020	Jun. 30, 2020	Sep. 30, 2020
Description of public warrant		Each Unit consists of one share of Class A common stock (such shares of common stock included in the Units being offered, the "Public Shares"), and one-half of one redeemable warrant (each, a "Public Warrant").		Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant.
Class A Common Stock
Warrant exercisable number of shares				1
Share price		$ 11.50		$ 11.50
IPO excluding over Allotment
Sale of units in initial public offering, gross, shares		20,000,000
Initial Public Offering
Sale of units in initial public offering, gross, shares	23,000,000
Stock issue price	$ 10.00	$ 10.00	$ 10.00
Initial Public Offering | Class A Common Stock
Sale of units in initial public offering, gross, shares			23,000,000
Warrant exercisable number of shares		1
Over-Allotment Units
Sale of units in initial public offering, gross, shares	3,000,000	3,000,000